Income Taxes - Reconciliation of the statutory tax rate to effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RATE
Loss before tax:	$ (236,513)	$ (285,223)
Income tax, at the statutory rate	$ (44,937)	$ (54,905)
Income tax expense based on federal statutory rate	19.00%	19.30%
Effect of different tax rates	(1.20%)	3.30%
Tax rate modifications		5.70%
Valuation Allowances	(18.00%)	(20.80%)
Permanent differences	(0.70%)	0.30%
Withholding tax	(0.20%)	(0.30%)
Tax indemnity	(2.70%)
Sale of Subsidiary	2.20%
Other	(0.80%)
Effective rate	(2.40%)	7.50%